INCOME TAXES - Schedule of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAXES
Current tax	¥ 410,106		¥ 85,198	¥ 77,274
Deferred tax	(109,594)		84,991	(157,885)
Income tax (benefits)/expenses	¥ 300,512	$ 43,570	¥ 170,189	¥ (80,611)